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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

REGISTRATION NO. 33-87498
811-08910

MILES FUNDS, INC.

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
1415 28th STREET, SUITE 200
WEST DES MOINES, IOWA 50266

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

AMY M. MITCHELL, TREASURER

MILES FUNDS, INC.
1415 28th STREET, SUITE 200
WEST DES MOINES, IOWA 50266
(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF ALL COMMUNICATIONS TO:

GWENETH K. GOSSELINK	JOHN C. MILES, ESQ.
MILES FUNDS, INC.	CLINE, WILLIAMS, WRIGHT, JOHNSON & OLDFATHER
1415 28th STREET, SUITE 200	1900 U.S. BANK BUILDING, 233 S. 13TH STREET
WEST DES MOINES, IOWA 50266	LINCOLN, NEBRASKA 68508

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (515) 244-5426

DATE OF FISCAL YEAR END: 03/31/2014

DATE OF REPORTING PERIOD: 09/30/2014

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMI-ANNUAL REPORT FOR THE PERIOD ENDING SEPTEMBER 30, 2014.

Institutional Money Market Fund

SEMI-ANNUAL FINANCIAL REPORT

SEPTEMBER 30, 2014

THE

EDUCATION

LIQUIDITY

FUND

Miles Funds, Inc.

Table of Contents

Message from the Investment Adviser

Performance Report and Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Notes to Financial Statements

Financial Highlights

Additional Information

Miles Funds, Inc.

Message from the Investment Adviser

Dear Valued Shareholder:

Domestic growth continues to improve; as a result, the Federal Reserve (Fed) is preparing the market for rising rates in 2015.  Tepid global growth and very low inflation challenge central bankers across the globe to encourage growth as countries and consumers work down their debt levels.  The uneven recovery continues to thwart the playbooks that have been developed through past crises.

Second quarter domestic GDP growth jumped 4.6%, the fastest rate since 2011.  Higher business investment and consumer spending fueled the growth, and both consumer confidence and small business optimism have reached five year highs.  With inflation well below the Fed’s target level and GDP expected to grow at a 3% pace over the next 18 months, the outlook for our economy is reasonably strong.

The Fed’s exit strategy continues to evolve, but as we approach the end of quantitative easing the Fed is trying to enhance transparency around their decisions.  Chair Yellen’s release of the “dot plot” in March was again updated and shared at the September meeting to reflect an increase in Fed expectations for rates.  Markets are somewhat skeptical as forward rates reflect lower expectations.  Regardless, rate hikes now seem to be widely forecasted for 2015.

While rates may rise over the next year, it is difficult to envision a return to pre-crisis levels soon.  Eurozone GDP is growing at 0.7% and inflation at 0.6% is precariously low.  China will be above 7% this year, but their real estate market continues to deflate.  And the Bank of Japan is aggressively easing through asset purchases.  The increase in geopolitical tension as reflected in Ukraine and Gaza, and with ISIS terrorism, will also put downward pressure on rates.

We welcome the conclusion of quantitative easing and look forward to additional steps toward normalizing monetary policy.

Thank you for your ongoing support of the Miles Funds, Inc.

Laurie Mardis, CFA

Director, Fixed Income

Miles Capital, Inc.

Submitted:  Laurie Mardis, 10/2/14

Reviewed: Courtney 10/2/14

Miles Funds, Inc.

Performance Report

Money Market Funds

In a surprise move, the Fed capped its Reverse Repo program, reducing the amount of repo available to the market and pressuring one month rates below zero.  The caps come at a tough time for short term investors as the supply of Treasuries is declining and the banks are reducing the supply of repo and commercial paper as they take steps toward compliance with Basel III restrictions.  The money market yield curve steepened a bit over the last six months with very short rates moving slightly lower and 12 month rates shifting slightly higher.  We expect the Fed to begin raising rates in the fall of 2015 but expect overnight rates to rise somewhat earlier in anticipation of the shift in policy.

Institutional Money Market Fund

The Fund’s average days remain short as we continue to maximize the exposure to overnight bank deposits.  We are also adding to longer CD positions where the yield is attractive.

Miles Funds, Inc.
Institutional Money Market Fund

Schedule of Portfolio Investments (unaudited)
September 30, 2014

			Amortized				Amortized
Par Value	Description		Cost	Par Value	Description		Cost
Certificates of Deposit (9.09%)				Certificates of Deposit (continued)
BBCN Bank, CA CD				Synovus Bank, GA CD
$ 245,000	0.300%	11/18/14	$ 245,000	$ 245,000	0.400%	05/14/15	$ 245,000
First Bank, NC CD				Bank of Rison, CD
245,000	0.300%	11/28/14	245,000	245,000	0.750%	06/10/15	245,000
Newburyport Bank, MA CD				Discover Bank, DE CD
247,462	0.450%	11/29/14	247,462	245,000	0.400%	06/18/15	245,000
Wex Bank, UT CD				Bank of India, NY CD
245,000	0.400%	12/12/14	245,000	245,000	0.550%	06/24/15	245,000
OneWest Bank, StoneCastle CD				Bank of Baroda, CD
246,006	0.800%	12/26/14	246,006	245,000	0.500%	06/26/15	245,000
Frontenac Bank, StoneCastle CD				St Bank of India, CD
245,000	0.610%	12/27/14	245,000	245,000	0.500%	06/26/15	245,000
Amer Enter, StoneCastle CD				Doral Bank, StoneCastle CD
245,000	0.500%	01/15/15	245,000	245,000	0.800%	07/30/15	245,000
Merrick Bank, StoneCastle CD				Comm Bk of CA, StoneCastle CD
245,000	0.550%	01/15/15	245,000	245,000	0.550%	08/11/15	245,000
EnerBank, StoneCastle CD				Bank of China, NY CD
245,000	0.550%	01/22/15	245,000	245,000	0.650%	08/13/15	245,000
NXT Bank, IA CD				Safra Nat'l, NY CD
248,641	0.550%	01/28/15	248,641	245,000	0.450%	08/14/15	245,000
Central Bank IL, StoneCastle CD				Grand Ridge Ntl Bank
245,000	0.400%	02/05/15	245,000	245,000	0.650%	09/23/15	245,000
Freedom Financial Bank, IA CD				Peoples Bank, AL CD
250,000	0.500%	02/07/15	250,000	245,000	0.340%	09/24/15	245,000
Seaside National, StoneCastle CD				BankUnited NA, CD
245,000	0.540%	02/14/15	245,000	245,000	0.500%	09/25/15	245,000
Solera National Bank, CD				Standard B&T Co, CD
245,000	0.400%	03/07/15	245,000	245,000	0.450%	09/25/15	245,000
Bank Leumi, NY CD				Community Capital Bank, CD
244,976	0.350%	03/17/15	244,976	245,000	0.500%	09/29/15	245,000
S & T Bank, CD				Pacific Western Bank, CD
245,000	0.400%	03/26/15	245,000	245,000	0.550%	09/29/15	245,000
TriState Capital Bank, CD				Southern First Bank
245,000	0.700%	03/27/15	245,000	245,000	0.450%	09/30/15	245,000
Citizens Bank Penn, CD					(Cost $8,832,085)		8,832,085
245,000	0.350%	03/30/15	245,000
Citizens Bank NA/RI, CD
245,000	0.350%	03/30/15	245,000

*	Interest rate fluctuates daily with Fed Fund rate
**	Interest rate fluctuates daily with Prime rate
***	Interest rate fluctuates monthly with Libor
****	Deposit Account interest rates fluctuate as determined by individual bank
*****	Fully FDIC insured through the CDARS program which places funds into certificates of deposit issued by banks in the
	CDARS network in increments of less than the standard FDIC insurance maximum
******	Fully FDIC insured through American Depository Management which places funds into individual banks in increments
	of less than the standard FDIC insurance maximum
See accompanying notes to financial statements

Miles Funds, Inc.
Institutional Money Market Fund

Schedule of Portfolio Investments (unaudited)
September 30, 2014

		Amortized				Amortized
Par Value	Description	Cost	Par Value	Description		Cost
Deposit Accounts **** (80.68%)			Repurchase Agreements (10.00%)
Bank of the West, Des Moines, IA			Wells Fargo
$ 245,000	0.350%	$ 245,000	$ 9,712,054	0.000%	10/01/14	$ 9,712,054
Central State Bank, State Center, IA				(Cost $9,712,054)		9,712,054
245,000	1.000%	245,000		(Purchased on 09/30/14; proceeds at
Citizens State Bank, Pocahontas, IA				maturity $9,712,054; collateralized by
245,000	0.400%	245,000		$9,868,600 U.S. Government Agencies
Community Bank, Oelwein, IA				with maturies ranging from 10/31/15 to
245,000	0.400%	245,000		11/30/15, collateral worth $9,712,084)
Community Savings Bank, Manchester, IA
245,000	0.520%	245,000		Total Investments (99.77%)
Fidelity Bank, Huxley, IA				(Cost $96,923,984) (1)		$ 96,923,984
245,000	0.300%	245,000		Other Assets and Liabilities (0.2343%)		227,635
First National Bank, Creston, IA
245,000	0.400%	245,000		Net Assets		$ 97,151,619
Iowa State Bank, Des Moines, IA
245,000	0.300%	245,000
Nationwide Bank, Columbus, OH
245,000	0.300%	245,000
Northwest Bank, Spencer, IA
245,000	0.400%	245,000
Treynor State Bank, Treynor, IA
245,000	0.500%	245,000
First National Bank ICS, Omaha, NE
21,008,188	0.250%	21,008,188
Wells Fargo Bank, Des Moines, IA
4,556,110	0.270%	4,556,110
American Money Market ******
50,120,547	0.250%	50,120,547
	(Cost $78,379,845)	78,379,845

*	Interest rate fluctuates daily with Fed Fund rate
**	Interest rate fluctuates daily with Prime rate
***	Interest rate fluctuates monthly with Libor
****	Deposit Account interest rates fluctuate as determined by individual bank
*****	Fully FDIC insured through the CDARS program which places funds into certificates of deposit issued by banks in the
	CDARS network in increments of less than the standard FDIC insurance maximum
******	Fully FDIC insured through American Depository Management which places funds into individual banks in increments
	of less than the standard FDIC insurance maximum
(1)	Also approximates cost for tax purposes

See accompanying notes to financial statements

Miles Funds, Inc.
Statement of Assets and Liabilities (unaudited)
September 30, 2014

Institutional
Money Market
Fund

ASSETS:
Investments, at value (amortized cost):
Unaffiliated issuers	$ 87,211,930
Repurchase agreements	9,712,054
Total investments	96,923,984
Interest and dividends receivable	29,363
Receivable for investments sold	245,000
Prepaid expenses	6,300
Total assets	97,204,647
LIABILITIES:
Dividends payable	3,247
Accrued expenses and other payables:
Investment advisory fees	6,822
Administration fees	3,411
Accrued expenses and accounts payable	39,548
Total liabilities	53,028
Net assets	$ 97,151,619
NET ASSETS:
Paid-in capital	$ 97,151,619
Net assets	$ 97,151,619
Authorized shares	1,250,000,000
Capital shares outstanding	97,151,619
Net asset value--offering and redemption price per share	$ 1.00

See accompanying notes to financial statements

Miles Funds, Inc.
Statement of Operations (unaudited)
For the Six Months Ended September 30, 2014

Institutional
Money Market
Fund

INVESTMENT INCOME:
Interest income	$ 105,526
Total investment income	105,526

EXPENSES:
Investment advisory fees	106,547
Administration fees	53,274
Accounting fees	15,982
Custody fees	8,410
Legal fees	4,626
Audit and tax fees	13,036
Directors' fees	4,626
Affiliated transfer agent fees	3,000
Registration and filing fees	841
Insurance expense	5,046
Pricing service expense	1,682
Other	3,783
Total expenses	220,853
Less: Expenses voluntarily reduced/waived	(122,662)
Net expenses	98,191
Net investment income	$ 7,335

See accompanying notes to financial statements

Miles Funds, Inc.
Statements of Changes in Net Assets (unaudited)
September 30, 2014
	Institutional Money Market Fund
	Six Months	Year
	Ended	Ended
	September 30, 2014	March 31, 2014
OPERATIONS:
Net investment income	$ 7,335	$ 8,266
Change in net assets resulting from operations	7,335	8,266

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Capital shares	(7,335)	(8,266)
Change in net assets from shareholder distributions	(7,335)	(8,266)

CAPITAL SHARE TRANSACTIONS:
Issued:
Capital shares	181,157,329	217,597,602
Reinvestments:
Capital shares	4,701	8,363
Redemptions:
Capital shares	(166,120,687)	(224,128,061)
Change in net assets from capital transactions	15,041,343	(6,522,096)
Change in net assets	15,041,343	(6,522,096)

NET ASSETS:
Beginning of period	82,110,276	88,632,372
End of period	$ 97,151,619	$ 82,110,276

SHARE TRANSACTIONS:
Issued:
Capital shares	181,157,329	217,597,602
Reinvestments:
Capital shares	4,701	8,363
Redemptions:
Capital shares	(166,120,687)	(224,128,061)
Change in shares	15,041,343	(6,522,096)

See accompanying notes to financial statements

Miles Funds, Inc.

Notes to Financial Statements (unaudited)

September 30, 2014

1.  Organization

The Miles Funds, Inc. (the “Miles Funds”) was registered on November 16, 1994 under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a diversified open-end management investment company issuing its shares in one portfolio.  Miles Capital, Inc. (“Miles Capital”) is the investment adviser.  The Miles Funds currently consist of the following diversified portfolio: Institutional Money Market Fund (the “Fund”).

2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period.  Actual results could differ from those estimates.

Securities Valuation

In accordance with Rule 2a-7 under the 1940 Act, the Fund’s investments are valued at amortized cost, which approximates fair value, in order to maintain a constant net asset value of $1 per share.  Under the amortized cost method of valuation, discount or premium is amortized on an effective yield basis to the maturity of the security.

Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”).  Interest income is recognized on the accrual basis and includes, when applicable, the pro rata amortization of premium or accretion of discount.  Dividends are recorded on the ex-dividend date.  Gains or losses realized on sales of securities are determined on the identified cost basis.

Repurchase Agreements

The Fund may engage in repurchase agreements with financial institutions such as banks, brokers, or dealers that Miles Capital deems creditworthy under guidelines approved by the Fund’s Board of Directors (the “Board”), subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price.  The seller under a repurchase agreement will be required to continually maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest).  If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund was delayed pending court action.  The repurchase price generally equals the price paid plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.

Securities Purchased on a When-Issued or Delayed-Delivery Basis

The Fund may purchase securities on a when-issued or delayed-delivery basis.  When-issued securities are securities purchased with delivery to occur at a later date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place.  At the time the Fund makes a commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value.  A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities.

Miles Funds, Inc.

Notes to Financial Statements (unaudited) (continued)

September 30, 2014

Dividends to Shareholders

Dividends from net investment income are declared daily and paid monthly.

The amount and timing of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from the character of distributions under GAAP.  These “book/tax” differences are either considered temporary or permanent in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal treatment; temporary differences do not require reclassification.

Taxes

The Fund’s policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute taxable income to shareholders in amounts that will avoid or minimize federal income or excise taxes of the Fund.

The Fund evaluates its tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as an expense in the current year.  The Fund is no longer subject to examination by tax authorities for years prior to 2010.  At this time, management believes there are no uncertain tax positions which, based on their technical merit, would more-likely-than-not be sustained upon examination.  Accordingly, no provision has been made for federal or state income taxes.  Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

Subsequent Events

The Fund has evaluated the effects of subsequent events that occurred subsequent to September 30, 2014 through the date the financial statements were issued.  There have been no material events that would require recognition in the Fund’s financial statements or disclosure in the notes to the financial statements.

3.  Related Party Transactions

Under the terms of its Investment Advisory Agreement, Miles Capital is entitled to receive fees at an annual rate of 0.20 percent of the average daily net assets of the Fund.  Miles Capital voluntarily limited advisory fees for the Fund to a range from 0.00 to 0.13 percent during the six months ended September 30, 2014.

The Fund has entered into a Management and Administration Agreement with Miles Capital pursuant to which the Fund pays administrative fees at an annual rate of 0.10 percent of the average daily net assets.  Miles Capital voluntarily limited administrative fees for the Fund to a range from 0.02 to 0.07 percent during the six months ended September 30, 2014.

Miles Capital also provides fund accounting services for the Fund pursuant to a Fund Accounting Agreement and receives a fee of 0.03 percent of the average daily net assets of the Fund for such services.  Miles Capital voluntarily waived all fund accounting fees for the Fund during the six months ended September 30, 2014.

Foreside Distribution Services, L.P. serves as distributor to the Fund pursuant to a Distribution Agreement. The Distributor receives no compensation under the Distribution Agreement with the Fund, but may receive compensation under a Distribution and Shareholder Service Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act under which the Fund is authorized to pay the Distributor for payments it makes to Participating Organizations. As authorized by the Plan, the Distributor will enter into Shareholder Agreements with Participating Organizations pursuant to which the Participating Organization agrees to provide certain administrative and shareholder support services in connection with shares of a Fund purchased and held by

Miles Funds, Inc.

Notes to Financial Statements (unaudited) (continued)

September 30, 2014

Customers of the Participating Organization.  The Distributor will be compensated by a Fund up to the amount of any payments it makes to Participating Organizations under the Rule 12b-1 Agreement.  No fees have been approved for the Fund.  However, Miles Capital as adviser and administrator of the Fund may in its sole discretion make payments to the Distributor to supplement shareholder fees paid by the Fund up to the maximum fee approved by the Plan without further notice to shareholders and at no cost to the Fund.

Miles Capital also serves as the Fund's transfer agent.  Miles Capital is paid a fee for transfer agency services based on the number of shareholder accounts serviced or a minimum fee amount.  During the six months ended September 30, 2014, Miles Capital received no transfer agent service fees.

Miles Capital reimburses the Fund for various other fees in order to maintain a targeted yield.  Expenses voluntarily reduced/waived by Miles Capital for the six months ended September 30, 2014 are as follows:

Expenses Voluntarily Reduced/Waived:
Investment advisory fees	$ 78,229
Administration fees	28,451
Accounting fees	15,982
Total expenses voluntarily reduced/waived	$ 122,662

4.  Federal Income Taxes

The Fund’s policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute taxable income to shareholders in amounts that will avoid or minimize federal income or excise taxes of the Fund.

5.  Fair Value Measurement

ASC 820, Fair Value Measurement and Disclosure, defines fair value, establishes a framework for measuring fair value, and requires disclosures about fair value measurements.  Under ASC 820, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

Level 1 –

quoted prices in active markets for identical securities;

Level 2 –

other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotations obtained from pricing services); or

Level 3 –

significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

Securities in the Fund’s investments are valued at amortized cost, which approximates fair value, pursuant to Rule 2a-7 under the Investment Company Act of 1940.  These approximate fair values are all considered Level 2 valuations with the exception of the demand accounts which are considered Level 1 valuations.

6.  Securities Transactions

Purchases and proceeds from the maturity and sale of portfolio securities in the Institutional Money Market Fund aggregated $2,604,081,073 and $2,628,363,409, respectively, for the six months ended September 30, 2014.

Miles Funds, Inc.
Financial Highlights (unaudited)

	Institutional Money Market Fund
	Six Months Ended September 30, 2014		Year Ended March 31,
	(unaudited)		2014	2013	2012	2011	2010

Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Net Investment Income	$0.000		$0.000	$0.000	$0.001	$0.002	$0.003

Dividends and Distributions	($0.000)		($0.000)	($0.000)	($0.001)	($0.002)	($0.003)

Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Total Return**	0.01%	(a)	0.01%	0.02%	0.05%	0.16%	0.26%

Ratio of Expenses to Average
Net Assets, After Waivers	0.18%	(b)	0.18%	0.23%	0.17%	0.19%	0.32%

Ratio of Net Investment Income to
Average Net Assets, After Waivers	0.01%	(b)	0.01%	0.02%	0.05%	0.16%	0.26%

Ratio of Expenses to Average
Net Assets, Before Waivers*	0.42%	(b)	0.42%	0.51%	0.70%	0.73%	0.73%

Ratio of Net Investment Income to
Average Net Assets, Before Waivers*	(0.22%)	(b)	(0.22%)	(0.26%)	(0.48%)	(0.37%)	(0.14%)

Net Assets, End of Period (000 Omitted)	$97,152		$82,110	$88,632	$72,826	$55,797	$57,769

(a)	Total return is for the period and has not been annualized.
(b)	Ratios are annualized.

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
** Total return assumes reinvestment of net investment income and is calculated based on the net asset value of the last business day.

Miles Funds, Inc.

Additional Information (unaudited)

September 30, 2014

1.  About Your Fund Expenses

It is important for you to understand the impact of costs on your investment.  All mutual funds have operating expenses.  As a shareholder of the fund, you incur ongoing costs, including management fees, distribution and service fees, and other fund expenses.  Expenses, which are deducted from a fund’s investment income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets.  This figure is known as the expense ratio.  The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and compare these costs with those of other mutual funds.  The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2014 to September 30, 2014.  The table illustrates your fund’s costs in two ways:

A.

Based on actual fund return.  This section helps you to estimate the actual expenses that you paid over the period.  The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund.  You may use the information here, together with the   amount you invested, to estimate the expenses that you paid over the period.

B.

Based on hypothetical 5 percent return.  This section is intended to help you compare your fund’s costs with those of other mutual funds.  It assumes that the fund had a return of 5 percent before expenses during the period shown, but that the expense ratio is unchanged.  In this case, because the return used is not the fund’s actual return, the results do not apply to your investment.  The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5 percent return.  You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Your fund does not carry a “sales load” or transaction fee.  The calculations assume no shares were bought or sold during the period.  Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios for the past five years, in the Financial Highlights section of this report.  For additional information on operating expenses and other shareholder costs, please refer to the prospectus.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	4/1/2014	9/30/2014	4/1/14-9/30/14	Ratio*
Based on Actual Fund Return
Institutional Money Market Fund	$1,000.00	$1,000.04	$0.90	0.19%

Based on Hypothetical 5% Return
Institutional Money Market Fund	$1,000.00	$1,024.04	$0.91	0.18%

*Expenses (after waivers) are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by number of days in the most recent fiscal half-year, then divided by 365.

Miles Funds, Inc.

Additional Information (unaudited) (continued)

September 30, 2014

2.

 Proxy Voting Policies and Procedures, Proxy Voting Record, Schedule of Portfolio Holdings, and

 Form N-PX

Complete schedules of portfolio holdings that are updated monthly are available on the Internet at www.IPASeducation.org.  Form N-PX is a record of proxy votes by the Fund.  Since the Fund only holds non-voting securities, there are no votes recorded.

Form N-PX and the Form N-Q are available:

By calling the Fund toll free at 1-800-343-7084,

At www.sec.gov, or by phone at 1-800-SEC-0330 or,

By mail at Public Reference Section, SEC, Washington, D.C. 20549 (duplicating fee required).

Miles Funds, Inc.

Service Providers

INVESTMENT ADVISER and

ADMINISTRATOR

Miles Capital, Inc.

1415 28th Street, Suite 200

West Des Moines, Iowa 50266-1461

DISTRIBUTOR

Foreside Distribution Services, L.P.

Three Canal Plaza, Suite 100

Portland, Maine 04101

LEGAL COUNSEL

Cline, Williams, Wright, Johnson &

Oldfather, LLP

1900 U.S. Bank Building

Lincoln, Nebraska  68508

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

KPMG LLP

2500 Ruan Center

Des Moines, Iowa  50309

ITEM 2. CODE OF ETHICS.

(A) THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT’S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS, REGARDLESS OF WHETHER THESE INDIVIDUALS ARE EMPLOYED BY THE REGISTRANT OR A THIRD PARTY.

(B) NO COMMENT REQUIRED.

(C) NOT APPLICABLE.

(D) NOT APPLICABLE.

(E) NOT APPLICABLE.

(F)(1) NOT APPLICABLE.

(F)(2) NOT APPLICABLE.

(F)(3) TO REQUEST A FREE COPY OF THE MILES FUNDS, INC. CODE OF ETHICS, PLEASE CALL 1-800-438-6375.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) Debra Jones is the independent director named as the audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(A) Not Applicable on Semi-annual report.

(B) NOT APPPLICABLE.

(C) NOT APPLICABLE.

(D) NOT APPLICABLE.

(E) NOT APPLICABLE.

(F) NOT APPLICABLE.

(G) NOT APPLICABLE.

(H) NOT APPLICABLE.

ITEM 5. NOT APPLICABLE.

ITEM 6. NOT APPLICABLE.

ITEM 7. NOT APPLICABLE.

ITEM 8. NOT APPLICABLE.

ITEM 9. NOT APPLICABLE.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

THERE HAVE BEEN NO CHANGES TO THE PROCEDURES BY WHICH A SHAREHOLDER MAY RECOMMEND NOMINEES TO THE REGISTRANT’S BOARD OF DIRECTORS.

ITEM 11. CONTROLS AND PROCEDURES.

(A) THE PRINCIPAL EXECUTIVE AND FINANCIAL OFFICERS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE EFFECTIVE BASED ON THEIR EVALUATION OF THE DISCLOSURE CONTROLS AND PROCEDURES AS OF December 2, 2013, A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT.

(B) THERE WERE NO SIGNIFICANT CHANGES IN REGISTRANT'S INTERNAL CONTROLS OR IN OTHER FACTORS THAT COULD SIGNIFICANTLY AFFECT THESE CONTROLS SUBSEQUENT TO THE DATE OF THEIR EVALUATION, INCLUDING ANY CORRECTIVE ACTIONS WITH REGARD TO SIGNIFICANT DEFICIENCIES AND MATERIAL WEAKNESSES.

ITEM 12. EXHIBITS.

(A) A CERTIFICATION FROM THE CHIEF EXECUTIVE OFFICER AND THE CHIEF FINANCIAL OFFICER ARE ATTACHED AS EXHIBITS.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MILES FUNDS, INC.

By

David W. Miles, President

Date: December 4, 2014

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Signature and Title

  , President and Principal Executive

David W. Miles

December 4, 2014

, Treasurer and Principal Financial and Accounting Officer

Amy M. Mitchell

December 4, 2014